Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 30,897,700
Additions	1,350,908	$ 45,166	$ 537,659	$ 277,825
Amortization expense	3,576,606	119,579	2,402,450	457,666
Ending balance	29,024,392	970,391	30,897,700
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	36,988,694	1,236,666	5,190,328	5,174,700
Additions	1,350,908	45,166	537,659	277,825
Disposals or derecognization	(2,045,396)	(68,385)	(99,589)	(212,317)
Acquisition through business combinations	752,548	25,161	31,507,668
Effect of foreign currency exchange differences	(52,879)	(1,768)	4,969	(49,880)
Ending balance	36,993,875	1,236,840	36,988,694	5,190,328
Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	37,141,035	1,241,759
Ending balance			37,141,035
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(152,341)	(5,093)
Ending balance			(152,341)
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,150,661	205,639	3,783,463	3,557,439
Amortization expense	3,576,606	119,579	2,402,450	457,666
Disposals or derecognization	(2,038,462)	(68,153)	(99,433)	(196,224)
Acquisition through business combinations	321,187	10,739	153,282
Effect of foreign currency exchange differences	(40,509)	(1,355)	3,573	(35,418)
Ending balance	7,969,483	266,449	6,150,661	3,783,463
Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,243,335	208,738
Ending balance			6,243,335
Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(92,674)	(3,099)
Ending balance			(92,674)
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	10,366,797
Ending balance	9,333,333	312,047	10,366,797
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,915,636	398,383	915,636	915,636
Disposals or derecognization	(915,635)	(30,613)
Acquisition through business combinations			11,000,000
Ending balance	11,000,001	367,770	11,915,636	915,636
Customer relationships [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,915,636	398,383
Ending balance			11,915,636
Customer relationships [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,548,839	51,783	801,860	721,547
Amortization expense	1,033,464	34,553	746,979	80,313
Disposals or derecognization	(915,635)	(30,613)
Ending balance	1,666,668	55,723	1,548,839	801,860
Customer relationships [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,548,839	51,783
Ending balance			1,548,839
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,159,682
Ending balance	1,929,539	64,511	1,159,682
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,401,045	147,143	3,686,452	3,552,229
Additions	1,358,533	45,421	528,883	265,497
Disposals or derecognization	(1,123,446)	(37,561)	(95,358)	(83,595)
Acquisition through business combinations	19,944	667	274,868
Effect of foreign currency exchange differences	(49,198)	(1,645)	6,200	(47,679)
Ending balance	4,606,878	154,025	4,401,045	3,686,452
Computer software [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,401,045	147,143
Ending balance			4,401,045
Computer software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,241,363	108,371	2,822,121	2,608,702
Amortization expense	583,300	19,502	373,536	316,580
Disposals or derecognization	(1,116,512)	(37,329)	(95,202)	(72,481)
Acquisition through business combinations	7,765	260	137,799
Effect of foreign currency exchange differences	(38,577)	(1,290)	3,109	(30,680)
Ending balance	2,677,339	89,514	3,241,363	2,822,121
Computer software [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,241,363	108,371
Ending balance			3,241,363
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,255,669
Ending balance	17,718,523	592,395	19,255,669
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,588,356	688,343	389,486	514,443
Disposals or derecognization			(231)	(123,744)
Acquisition through business combinations	732,604	24,494	20,200,000
Effect of foreign currency exchange differences	(2,264)	(76)	(899)	(1,213)
Ending balance	21,318,696	712,761	20,588,356	389,486
Patents and acquired specific technology [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,588,356	688,343
Ending balance			20,588,356
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,332,687	44,557	70,084	155,216
Amortization expense	1,955,703	65,386	1,263,309	43,493
Disposals or derecognization			(231)	(123,743)
Acquisition through business combinations	313,422	10,479
Effect of foreign currency exchange differences	(1,639)	(55)	(475)	(4,882)
Ending balance	3,600,173	120,367	1,332,687	70,084
Patents and acquired specific technology [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,332,687	44,557
Ending balance			1,332,687
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	115,552
Ending balance	42,997	1,438	115,552
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	83,657	2,797	198,754	192,392
Additions	(7,625)	(255)	8,776	12,328
Disposals or derecognization	(6,315)	(211)	(4,000)	(4,978)
Acquisition through business combinations			32,800
Effect of foreign currency exchange differences	(1,417)	(47)	(332)	(988)
Ending balance	68,300	2,284	83,657	198,754
Others [Member] | Cost [member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	235,998	7,890
Ending balance			235,998
Others [Member] | Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(152,341)	(5,093)
Ending balance			(152,341)
Others [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	27,772	928	89,398	71,974
Amortization expense	4,139	138	18,626	17,280
Disposals or derecognization	(6,315)	(211)	(4,000)
Acquisition through business combinations			15,483
Effect of foreign currency exchange differences	(293)	(10)	939	144
Ending balance	25,303	845	27,772	$ 89,398
Others [Member] | Accumulated depreciation and amortization [Member] | Previously stated [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	120,446	4,027
Ending balance			120,446
Others [Member] | Accumulated depreciation and amortization [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ (92,674)	$ (3,099)
Ending balance			$ (92,674)